Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our company. We make our compensation decisions independently of disclosure requirements. As a general matter, we do not use financial performance measures when setting compensation goals and making compensation decisions for our executive officers, except for certain performance-based equity awards with both market and service conditions granted to our Chief Executive Officer in August 2022. Accordingly, we have included “stock price” as our “company selected measure” in the below table.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid for PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Total Shareholder Return ($)(5)	Peer Group Shareholder Return ($)(6)	Net (Loss) Income ($ in thousands) (7)	Company Stock Price ($)(8)
2022	20,734,359	1,727,717	3,860,812	2,095,986	66.74	111.27	(650,175)	49.67
2021	17,037,015	(27,368,684)	5,646,542	(2,811,574)	124.42	124.89	377,661	77.98
2020	9,105,256	76,943,907	3,190,258	22,262,442	251.39	125.69	(348,865)	142.11

(1)
Our principal executive officer (“PEO”) for the years presented was Samarth Kulkarni, Ph.D., our Chief Executive Officer. Amounts presented in this column are amounts of total compensation reported for Dr. Kulkarni for each corresponding year in the “Total” column of the “Summary Compensation Table”. Refer to “Executive Compensation— NEO Compensation Tables— Summary Compensation Table.”
(2)
Compensation actually paid to our PEO represents the amount of “compensation actually paid” to Dr. Kulkarni, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Kulkarni during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Kulkarni's total compensation (as reported in the “Summary Compensation Table”) for each year to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO ($)	Deduction of Reported Value of Equity Awards ($)(i)	Equity Award Adjustments ($)(ii)	Compensation Actually Paid to our PEO ($)
2022	20,734,359	19,424,359	417,717	1,727,717
2021	17,037,015	15,774,627	(28,631,072)	(27,368,684)
2020	9,105,256	7,929,381	75,768,032	76,943,907
(i)
Reported value of equity awards represents the grant date fair value of equity awards as reflected in the total amounts reported in the “Share Awards” and “Option Awards” columns of the “Summary Compensation Table” for each corresponding year, which amounts are deducted from the “Summary Compensation Table” total.
(ii)
The equity award adjustments (referred to as the “Equity Award Adjustments”) for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Equity values are calculated in accordance with FASB ASC Topic 718. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	8,521,013	(6,017,784)	918,718	(3,004,230)	—	—	417,717
2021	7,425,803	(20,341,274)	1,198,494	(16,914,095)	—	—	(28,631,072)
2020	24,580,689	39,211,747	1,772,191	10,203,405	—	—	75,768,032

(3) Amounts represent the average of the amounts reported for our NEOs as a group, excluding Dr. Kulkarni, or our Non-PEO NEOs, in the “Total” column of the “Summary Compensation Table” in each applicable year. Our non-PEO NEOs for the years presented were as follows:

Non-PEO NEOs
2020	2021	2022
James R. Kasinger, General Counsel	James R. Kasinger, General Counsel	James R. Kasinger, General Counsel
Lawrence O. Klein, Ph.D., former Chief Operating Officer	Lawrence O. Klein, Ph.D., former Chief Operating Officer	Lawrence O. Klein, Ph.D., former Chief Operating Officer
Tony W. Ho, M.D., former Executive Vice President, R&D	Tony W. Ho, M.D., former Executive Vice President, R&D	Phuong Khanh Morrow, M.D. FACP, Chief Medical Officer
Michael J. Tomsicek, former Chief Financial Officer	Michael J. Tomsicek, former Chief Financial Officer	Brendan Smith, former Chief Financial Officer
	Brendan Smith, former Chief Financial Officer	Rodger Novak, M.D., President and Chairman

(4) Compensation actually paid to our Non-PEO NEOs represents the average amount of “compensation actually paid” to our Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year (as reported in the “Summary Compensation Table”) to determine the average “compensation actually paid”, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)(i)	Average Equity Award Adjustments ($)(ii)	Average Compensation Actually Paid to our Non-PEO NEOs ($)
2022	3,860,812	1,647,420	(117,407)	2,095,986
2021	5,646,542	2,363,065	(6,095,051)	(2,811,574)
2020	3,190,258	1,231,368	20,303,552	22,262,442

(i)
Average reported value of equity awards represents the average amounts reported in the “Share Awards” and “Option Awards” columns of the “Summary Compensation Table” for each corresponding year for our Non-PEO NEOs, which are deducted from the average reported summary compensation table total.
(ii)
The amounts deducted or added in calculating the total Average Equity Award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	1,509,363	(1,256,206)	184,940	(555,504)	—	—	(117,407)
2021	2,246,917	(5,483,881)	254,538	(3,112,625)	—	—	(6,095,051)
2020	7,683,756	11,104,395	558,750	956,651	—	—	20,303,552

(5) Total shareholder return (“TSR”) represents the cumulative total shareholder return of the Company over the measurement period. The measurement period is the period beginning at market close on the last trading day before the earliest fiscal year in the table above, through and including the end of the fiscal year for which cumulative total shareholder return is being calculated. The closing price has been converted into a fixed investment of $100, and the amounts included in the table above represent the value of such fixed investment based on the cumulative shareholder returns as of the end of that year.

(6) Total peer group shareholder return represents the cumulative total shareholder return of the Nasdaq Biotechnology Index (NBI) over the measurement period. The measurement period is the period beginning at market close on the last trading day before the earliest fiscal year in the table above, through and including the end of the fiscal year for which cumulative total shareholder return is being calculated. The closing price has been converted into a fixed investment of $100, and the amounts included in the table above represent the value of such fixed investment based on the cumulative shareholder returns as of the end of that year.

(7) Net income (loss) is reflected in our consolidated audited financial statements for the applicable year.

(8) As indicated above, performance-based equity awards with both market and service conditions were granted to our Chief Executive Officer in August 2022. The “stock price” included as our “Company Selected Measure” for 2022 reflects the average price of our common stock for the thirty-day period ending December 31, 2022, 2021, and 2020. We did not use any financial performance measures to link executive compensation to our financial performance in 2020 and 2021.

Company Selected Measure Name	Stock Price
Named Executive Officers, Footnote [Text Block]	Our principal executive officer (“PEO”) for the years presented was Samarth Kulkarni, Ph.D., our Chief Executive Officer.

Non-PEO NEOs
2020	2021	2022
James R. Kasinger, General Counsel	James R. Kasinger, General Counsel	James R. Kasinger, General Counsel
Lawrence O. Klein, Ph.D., former Chief Operating Officer	Lawrence O. Klein, Ph.D., former Chief Operating Officer	Lawrence O. Klein, Ph.D., former Chief Operating Officer
Tony W. Ho, M.D., former Executive Vice President, R&D	Tony W. Ho, M.D., former Executive Vice President, R&D	Phuong Khanh Morrow, M.D. FACP, Chief Medical Officer
Michael J. Tomsicek, former Chief Financial Officer	Michael J. Tomsicek, former Chief Financial Officer	Brendan Smith, former Chief Financial Officer
	Brendan Smith, former Chief Financial Officer	Rodger Novak, M.D., President and Chairman

Peer Group Issuers, Footnote [Text Block]

(6) Total peer group shareholder return represents the cumulative total shareholder return of the Nasdaq Biotechnology Index (NBI) over the measurement period. The measurement period is the period beginning at market close on the last trading day before the earliest fiscal year in the table above, through and including the end of the fiscal year for which cumulative total shareholder return is being calculated. The closing price has been converted into a fixed investment of $100, and the amounts included in the table above represent the value of such fixed investment based on the cumulative shareholder returns as of the end of that year.

PEO Total Compensation Amount	$ 20,734,359	$ 17,037,015	$ 9,105,256
PEO Actually Paid Compensation Amount	$ 1,727,717	(27,368,684)	76,943,907
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Compensation actually paid to our PEO represents the amount of “compensation actually paid” to Dr. Kulkarni, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Kulkarni during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Kulkarni's total compensation (as reported in the “Summary Compensation Table”) for each year to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO ($)	Deduction of Reported Value of Equity Awards ($)(i)	Equity Award Adjustments ($)(ii)	Compensation Actually Paid to our PEO ($)
2022	20,734,359	19,424,359	417,717	1,727,717
2021	17,037,015	15,774,627	(28,631,072)	(27,368,684)
2020	9,105,256	7,929,381	75,768,032	76,943,907
(i)
Reported value of equity awards represents the grant date fair value of equity awards as reflected in the total amounts reported in the “Share Awards” and “Option Awards” columns of the “Summary Compensation Table” for each corresponding year, which amounts are deducted from the “Summary Compensation Table” total.
(ii)
The equity award adjustments (referred to as the “Equity Award Adjustments”) for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Equity values are calculated in accordance with FASB ASC Topic 718. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	8,521,013	(6,017,784)	918,718	(3,004,230)	—	—	417,717
2021	7,425,803	(20,341,274)	1,198,494	(16,914,095)	—	—	(28,631,072)
2020	24,580,689	39,211,747	1,772,191	10,203,405	—	—	75,768,032

Non-PEO NEO Average Total Compensation Amount	$ 3,860,812	5,646,542	3,190,258
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,095,986	(2,811,574)	22,262,442
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(4) Compensation actually paid to our Non-PEO NEOs represents the average amount of “compensation actually paid” to our Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year (as reported in the “Summary Compensation Table”) to determine the average “compensation actually paid”, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)(i)	Average Equity Award Adjustments ($)(ii)	Average Compensation Actually Paid to our Non-PEO NEOs ($)
2022	3,860,812	1,647,420	(117,407)	2,095,986
2021	5,646,542	2,363,065	(6,095,051)	(2,811,574)
2020	3,190,258	1,231,368	20,303,552	22,262,442

(i)
Average reported value of equity awards represents the average amounts reported in the “Share Awards” and “Option Awards” columns of the “Summary Compensation Table” for each corresponding year for our Non-PEO NEOs, which are deducted from the average reported summary compensation table total.
(ii)
The amounts deducted or added in calculating the total Average Equity Award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	1,509,363	(1,256,206)	184,940	(555,504)	—	—	(117,407)
2021	2,246,917	(5,483,881)	254,538	(3,112,625)	—	—	(6,095,051)
2020	7,683,756	11,104,395	558,750	956,651	—	—	20,303,552

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Company and Peer Group Total Shareholder Return (“TSR”)

The Compensation Actually Paid to our PEO and the average amount of Compensation Actually Paid to our Non-PEO NEOs during the periods presented above are not directly correlated to the Company and Peer Group TSR. The following chart sets forth the relationship between Compensation Actually Paid to our PEO and the average amount of Compensation Actually Paid to our Non-PEO NEOs during the periods presented and the Company and Peer Group TSR.

We do utilize several performance measures to align executive compensation with our performance, but those tend not to be financial performance measures, such as TSR. For example, as described in more detail above in the section “Executive Compensation—Compensation Discussion and Analysis—Primary Elements of Executive Compensation Program—Annual Cash Bonuses,” part of the compensation our named executive officers are eligible to receive consists of annual performance-based cash bonuses which are designed to provide appropriate incentives to our executives to achieve defined annual corporate goals and to reward our executives for individual achievement towards these goals, subject to certain employment criteria as described above under “Executive Compensation—Compensation Discussion and Analysis—Other Employee Benefits—Employment and Other Arrangements with our NEOs.” Additionally, we view stock options, which are an integral part of our executive compensation program, as related to company performance although not directly tied to TSR, because they provide value only if the market price of our common stock increases, and if the executive officer continues in our service over the vesting period. These stock option awards strongly align our executive officers’ interests with those of our stockholders by providing a continuing financial incentive to maximize long-term value for our stockholders and by encouraging our executive officers to continue in our service for the long-term.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income (Loss)

The Compensation Actually Paid to our PEO and the average amount of Compensation Actually Paid to our Non-PEO NEOs during the periods presented are not directly correlated to Net (Loss) Income. The following chart sets forth the relationship between Compensation Actually Paid to our PEO and the average amount of Compensation Actually Paid to our Non-PEO NEOs during the periods presented and Net (Loss) Income.

Because we are not yet a commercial-stage company, we did not have any revenue during the periods presented, other than non-recurring revenue in 2021 associated with our collaboration agreements with Vertex and an upfront payment we received in connection with the amendment and restatement of our joint development and commercialization agreement with Vertex. Consequently, we have not historically looked to net income (loss) as a performance measure for our executive compensation program.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Company’s Average Stock Price

The Compensation Actually Paid to our PEO and the average amount of Compensation Actually Paid to our Non-PEO NEOs during the periods presented are not directly correlated to the Company Stock Price. The following chart sets forth the relationship between Compensation Actually Paid to our PEO and the average amount of Compensation Actually Paid to our Non-PEO NEOs during the periods presented and the Company’s average stock price for the thirty-day period ending December 31, 2022, 2021, and 2020.

As described above, we generally do not use financial performance measures when setting compensation goals and making compensation decisions for our executive officers, except for certain performance-based equity awards with both market and service conditions granted to our Chief Executive Officer in August 2022. Accordingly, we have included “stock price” as our “company selected measure” for 2022, although we did not use any financial performance measures to link executive compensation to our financial performance in 2020 and 2021.

Tabular List [Table Text Block]

Tabular List

Item 402(v) of Regulation S-K requires us to identify the most important financial measure that we used to link compensation actually paid to our named executive officers to company performance for the most recently completed fiscal year (the “Company-Selected Measure”). As discussed above under “Executive Compensation— Compensation Discussion and Analysis,” we granted performance-based equity awards to our Chief Executive Officer that contain both market-based and service-based vesting conditions. As a result, stock price is our Company-Selected Measure solely by virtue of being our only financial measure and was one of many factors considered in determining the compensation paid to our NEOs in 2022. Further, this financial performance measure applies solely to an award made to our Chief Executive Officer. No financial performance measures are used to link pay to performance for our non-PEO NEOs.

Total Shareholder Return Amount	$ 66.74	124.42	251.39
Peer Group Total Shareholder Return Amount	111.27	124.89	125.69
Net Income (Loss)	$ (650,175,000)	$ 377,661,000	$ (348,865,000)
Company Selected Measure Amount	49.67	77.98	142.11
PEO Name	Samarth Kulkarni, Ph.D	Samarth Kulkarni, Ph.D	Samarth Kulkarni, Ph.D
Additional 402(v) Disclosure [Text Block]

Analysis of the Information Presented in the Pay Versus Performance Table

	We generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the “Pay Versus Performance” table
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 19,424,359	$ 15,774,627	$ 7,929,381
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	417,717	(28,631,072)	75,768,032
PEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,521,013	7,425,803	24,580,689
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,017,784)	(20,341,274)	39,211,747
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	918,718	1,198,494	1,772,191
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,004,230)	(16,914,095)	10,203,405
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,647,420	2,363,065	1,231,368
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(117,407)	(6,095,051)	20,303,552
Non-PEO NEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,509,363	2,246,917	7,683,756
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,256,206)	(5,483,881)	11,104,395
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	184,940	254,538	558,750
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(555,504)	(3,112,625)	956,651
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0